THE TAIWAN FUND, INC.

SCHEDULE OF INVESTMENTS / November 30, 2025 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 95.2%
CONSUMER DISCRETIONARY — 5.2%
Hotels, Restaurants & Leisure — 0.2%
Gourmet Master Co. Ltd.	461,000	$1,001,759

Household Durables — 2.4%
Nien Made Enterprise Co. Ltd.	799,000	9,483,113
Leisure Products — 1.5%
Giant Manufacturing Co. Ltd.	370,000	1,184,802
KMC Kuei Meng International, Inc.	20,000	58,117
Merida Industry Co. Ltd. (a)	1,562,000	4,603,632
		5,846,551

Textiles, Apparel & Luxury Goods — 1.1%
Fulgent Sun International Holding Co. Ltd. (a)	1,234,899	4,367,493
TOTAL CONSUMER DISCRETIONARY		20,698,916

INDUSTRIALS — 12.4%
Electrical Equipment — 10.5%
Advanced Energy Solution Holding Co. Ltd. (a)	388,000	17,369,444
Bizlink Holding, Inc. (a)	487,317	24,998,578
		42,368,022

Industrial Machinery & Supplies — 1.9%
Shin Zu Shing Co. Ltd. (a)	1,200,000	7,532,261
TOTAL INDUSTRIALS		49,900,283

INFORMATION TECHNOLOGY — 76.1%
Communications Equipment — 3.4%
Accton Technology Corp.	224,000	7,315,597
EZconn Corp. (a)	166,000	6,294,089
		13,609,686

Electronic Equipment, Instruments & Components — 12.5%
Chroma ATE, Inc.	40,000	1,043,811
Delta Electronics, Inc.	604,000	17,936,212
Dynapack International Technology Corp.	380,000	3,208,539
E Ink Holdings, Inc.	187,000	1,143,986
Elite Material Co. Ltd.	353,000	17,152,302
Fositek Corp. (a)	106,000	5,302,533
Lotes Co. Ltd.	106,000	4,424,406
		50,211,789

Semiconductors & Semiconductor Equipment — 52.7%
Alchip Technologies Ltd.	26,000	2,737,932
eMemory Technology, Inc. (a)	200,000	13,031,703
Hon Precision, Inc.	168,000	16,058,627
Jentech Precision Industrial Co. Ltd.	222,000	20,548,351
LandMark Optoelectronics Corp.	117,000	1,968,329
MediaTek, Inc.	129,000	5,733,790

	SHARES	US $ VALUE
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 52.7% (continued)
MPI Corp.	189,000	$13,669,906
Parade Technologies Ltd.	461,000	9,709,129
Taiwan Semiconductor Manufacturing Co. Ltd.	2,352,000	107,913,972
WinWay Technology Co. Ltd. (a)	225,000	20,288,354
		211,660,093

Technology Hardware, Storage & Peripherals — 7.5%
Asia Vital Components Co. Ltd.	159,000	6,965,907
King Slide Works Co. Ltd. (a)	142,000	17,260,793
Wiwynn Corp.	40,000	5,824,439
		30,051,139
TOTAL INFORMATION TECHNOLOGY		305,532,707

MATERIALS — 1.5%
Metals & Mining — 1.5%
Century Iron & Steel Industrial Co. Ltd. (a)	1,388,000	6,213,605
TOTAL MATERIALS		6,213,605
TOTAL COMMON STOCKS
(Cost — $186,968,492)		382,345,511
TOTAL INVESTMENTS — 95.2%
(Cost — $186,968,492)		382,345,511
OTHER ASSETS AND LIABILITIES, NET—4.8%		19,111,201
NET ASSETS—100.0%		$401,456,712

Legend:
US $– United States dollar
(a) All or a portion of the security is on loan. The market value of the securities on loan is $70,631,379, collateralized by non-cash collateral such as U.S. Government securities in the amount of $75,516,746.